Financial risk management and fair values - Fair Value Measurements - Group's financial assets that are measured at fair value (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Transfers from level 1 to level 2, assets	¥ 0	¥ 0
Transfers from level 2 to level 1, assets	0	0
Transfers into level 3, assets	0	0
Transfers out of level 3, assets	0	0
Transfers from level 1 to level 2, liabilities	0	0
Transfers from level 2 to level 1, liabilities	0	0
Transfers into level 3, liabilities	0	0
Other non-current financial assets	201,727,000	123,399,000
Investment in an unlisted limited partnership enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Other non-current financial assets			¥ 73,870,000	$ 10,409,000
Investment in an unlisted enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Other non-current financial assets			¥ 73,870,000	$ 10,409,000
Recurring | Investment in structured deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets		100,000,000
Recurring | Investment in an unlisted limited partnership enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	201,727,000	123,399,000
Recurring | Financial derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	774,103,000
Recurring | Redemption liabilities arising from preferred shares
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial liabilities	573,681,000
Recurring | Financial derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial liabilities	1,184,050,000
Recurring | Level 2 | Investment in structured deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets		100,000,000
Recurring | Level 3 | Investment in an unlisted limited partnership enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	201,727,000	¥ 123,399,000
Recurring | Level 3 | Financial derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	774,103,000
Recurring | Level 3 | Redemption liabilities arising from preferred shares
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial liabilities	573,681,000
Recurring | Level 3 | Financial derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial liabilities	¥ 1,184,050,000